Prepayments	12 Months Ended
Dec. 31, 2019
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Prepayments
(11)	Prepayments
Prepayments as of December 31, 2019, and 2018 are as follows:

	December 31, 2019	December 31, 2018
Prepaid commissions (1)	$41,727	$27,991
Prepaid compensations clients	13,768	37,130
Advance payments on operating aircraft leases	70	12,470
Premiums for insurance policies	4,716	2,401
Other	8,731	19,872

Total	$69,012	$99,864

(1)
Advance payment made to IATA for service charges made by airlines. This is mainly the case with Airlines that belong to Star Alliance for the accumulation of miles, use of VIP lounges and Reservation Systems, Travelport Global Distribution System B.V., Services of Bolivian Airports, S.A., United Airlines Inc.